Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Summary of Expenses by Nature
Expenses that are recorded by nature as cost of sales, selling and administrative expenses, and other operating expenses in the consolidated statements of comprehensive income for the years ended December 31, 2022, 2023 and 2024 were as follows (excluding finance costs and income tax expense):

(in millions of Won)	2022		2023	2024
Raw material used, changes in inventories and others	￦	54,670,367	46,179,074	42,857,995
Employee benefits(*2)		4,330,946	4,660,771	5,075,621
Outsourced processing cost		8,641,448	10,377,087	10,333,545
Electricity and water expenses		936,360	1,099,970	1,200,587
Depreciation(*1)		3,204,744	3,325,088	3,530,770
Amortization		488,835	498,193	453,689
Freight and custody expenses		3,077,044	2,297,544	2,594,589
Sales commissions		75,012	68,138	102,114
Loss on disposal of property, plant and equipment		111,082	125,823	85,149
Impairment loss on property, plant and equipment		213,183	275,846	608,122

(in millions of Won)	2022		2023	2024
Impairment loss on intangible assets		370,663	129,907	47,993
Donations		80,558	67,393	75,261
Other		5,058,849	5,615,703	5,429,250

	￦	81,259,091	74,720,537	72,394,685

(*1)	Includes depreciation of investment property.
(*2)	The details of employee benefits expenses for the years ended December 31, 2022, 2023 and 2024 were as follows:

(in millions of Won)	2022		2023	2024
Wages and salaries	￦	4,024,805	4,375,123	4,769,925
Expenses related to post-employment benefits		306,141	285,648	305,696

	￦	4,330,946	4,660,771	5,075,621